Intangible Assets - Summary by Class of Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 3,272	$ 3,092
Addition	1,012	85
Capitalized borrowing costs	4	5
Write-offs	(83)	(161)
Transfers	(1,654)	(119)
Amortization	(150)	(155)
Impairment recognition	(33)	(3)
Cumulative translation adjustment	(28)	528
Balance at December 31, 2016	$ 2,340	3,272
Estimated useful life in years, goodwill	Indefinite
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 4,791
Balance at December 31, 2016	3,945	4,791
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,519)
Balance at December 31, 2016	(1,605)	(1,519)
Rights and Concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,678	2,438
Addition	935	11
Write-offs	(81)	(160)
Transfers	(1,656)	(15)
Amortization	(20)	(22)
Impairment recognition	(33)	(3)
Cumulative translation adjustment	(22)	429
Balance at December 31, 2016	1,801	2,678
Rights and Concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,875
Balance at December 31, 2016	2,006	2,875
Rights and Concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(197)
Balance at December 31, 2016	(205)	(197)
Acquired Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68	80
Addition	16	15
Transfers	2	(4)
Amortization	(29)	(35)
Cumulative translation adjustment		12
Balance at December 31, 2016	$ 57	68
Estimated useful life in years	5 years
Acquired Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 487
Balance at December 31, 2016	496	487
Acquired Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(419)
Balance at December 31, 2016	(439)	(419)
Developed In-house Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	306	290
Addition	61	59
Capitalized borrowing costs	4	5
Write-offs	(2)	(1)
Transfers		(1)
Amortization	(101)	(98)
Cumulative translation adjustment	(4)	52
Balance at December 31, 2016	$ 264	306
Estimated useful life in years	5 years
Developed In-house Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,209
Balance at December 31, 2016	1,225	1,209
Developed In-house Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(903)
Balance at December 31, 2016	(961)	(903)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	220	284
Transfers		(99)
Cumulative translation adjustment	(2)	35
Balance at December 31, 2016	218	220
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	220
Balance at December 31, 2016	$ 218	$ 220